BUSINESS ACQUISITIONS - Narrative (Details) S/ in Millions, $ in Millions	Mar. 13, 2025 PEN (S/) shares	Dec. 31, 2025	Dec. 29, 2025 USD ($)	Nov. 01, 2024
Pacífico Seguros
Disclosure of detailed information about business combination [line items]
Transfer of ownership interest				50.00%
Grupo Crédito
Disclosure of detailed information about business combination [line items]
Transfer of ownership interest				50.00%
Empresas Banmédica
Disclosure of detailed information about business combination [line items]
Percentage of interests to be acquired				50.00%
Pacífico EPS
Disclosure of detailed information about business combination [line items]
Number of shares acquired (in shares) | shares	24,627,219
Consideration paid for acquisition	S/ 950.9
Remeasured previously held interest at fair value	235.5
Carrying amount of trade receivables	271.2
Net operating income	524.4
Net profit before tax from continuing operations	153.4
Net operating income from continuing operations, beginning of the year	611.4
Profit before tax from continuing operations for the period at beginning of the year	S/ 190.3
Percentage of interests acquired		50.00%
Banco de Crédito del Perú
Disclosure of detailed information about business combination [line items]
Consideration paid for acquisition | $			$ 180.0
Percentage of interests acquired			100.00%